Employee benefits (Details 6) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present values	$ (161)	$ (106)	$ (316)	$ (208)
Other assets used by entity included in fair value of plan asset	(401)	(324)	(786)	(639)
Net expenses	(562)	(430)	(1,102)	(847)
Pension Plans P P S P R [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present values	(5)	(7)	(11)	(13)
Other assets used by entity included in fair value of plan asset	(91)	(84)	(178)	(166)
Net expenses	(96)	(91)	(189)	(179)
Pension Plans P P S P N R [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present values	(1)		(2)	(1)
Other assets used by entity included in fair value of plan asset	(43)	(38)	(84)	(75)
Net expenses	(44)	(38)	(86)	(76)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present values	(155)	(99)	(303)	(194)
Other assets used by entity included in fair value of plan asset	(267)	(200)	(524)	(395)
Net expenses	$ (422)	(299)	$ (827)	(589)
Pension Plans Petros 2 [Member]
IfrsStatementLineItems [Line Items]
Other assets used by entity included in fair value of plan asset		(2)		(3)
Net expenses		$ (2)		$ (3)